Warrants and Options (Details 1) (USD $)	6 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] Original [Member]	Jun. 30, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] Repriced [Member]
Summary of activity in warrants
Beginning Balance, Shares Under Options			8,284,997
Number of Options/Warrants, Granted				8,284,997
Options exercised, Share Under Options
Options cancelled/expired, Shares Under Options	7,529,999		7,529,999
Ending Balance, Shares Under Options			754,998	8,284,997
Beginning Balance, Weighted Average Exercise Price			$ 0.61			$ 0.61		$ 0.10
Warrants/Options granted, Weighted Average Exercise Price		$ 0.20		$ 0.61		$ 0.10	$ 0.61	$ 0.10	$ 0.10
Ending Balance, Weighted Average Exercise Price				$ 0.61		$ 0.61	$ 0.61	$ 0.10	$ 0.10